Trade and Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables (Details) [Line Items]
Other financial assets	$ 17,947	$ 145,434
Provision expense	$ 716,291	$ 235,164
Bottom of Range [Member]
Trade and Other Receivables (Details) [Line Items]
Trade receivables term	30 days
Top of Range [Member]
Trade and Other Receivables (Details) [Line Items]
Trade receivables term	120 days